UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2014 through June 30, 2014

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSRS for the fiscal reporting period ended June 30, 2014 originally filed with the Securities and Exchange Commission on September 2, 2014 (Accession Number 0001193125-14-328609). The sole purpose of this amendment is to correct in Item 1 certain calculation and/or textual errors pertaining to, respectively, the Real Estate Series, the Strategic Income Conservative Series, and the Strategic Income Moderate Series. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSRS filing.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

REAL ESTATE SERIES
www.manning-napier.com

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,161.40	$6.00	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class I
Actual	$1,000.00	$1,162.60	$4.56	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2014

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.4%	Digital Realty Trust, Inc.	2.4%
Weyerhaeuser Co.	3.2%	Alexandria Real Estate Equities, Inc.	2.2%
Kimco Realty Corp.	2.9%	Westfield Corp. (Australia)	2.2%
General Growth Properties, Inc.	2.5%	BioMed Realty Trust, Inc.	2.2%
HCP, Inc.	2.5%	Hyatt Hotels Corp. - Class A	2.0%

2 As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.7%

Consumer Discretionary - 9.7%

Hotels, Restaurants & Leisure - 4.7%
Accor S.A. (France)[1]	91,900	$4,776,551
Hyatt Hotels Corp. - Class A*	81,670	4,980,237
Orient-Express Hotels Ltd. - ADR - Class A*	118,320	1,720,373

		11,477,161

Household Durables - 5.0%
DR Horton, Inc.	126,030	3,097,817
Lennar Corp. - Class A	69,676	2,924,999
LGI Homes, Inc.*	62,020	1,131,865
Toll Brothers, Inc.*	74,932	2,764,991
TRI Pointe Homes, Inc.*	74,460	1,170,511
WCI Communities, Inc.*	59,510	1,149,138

		12,239,321

Total Consumer Discretionary		23,716,482

Financials - 88.5%

Real Estate Management & Development - 1.9%
Forest City Enterprises, Inc. - Class A*	118,760	2,359,761
Forestar Group, Inc.*	65,900	1,258,031
General Shopping Brasil S.A. (Brazil)*	288,710	1,020,514

		4,638,306

REITS - Apartments - 16.2%
American Campus Communities, Inc.	61,810	2,363,614
Apartment Investment & Management Co. - Class A	124,570	4,019,874
Associated Estates Realty Corp.	219,738	3,959,679
AvalonBay Communities, Inc.	25,070	3,564,703
Camden Property Trust	49,590	3,528,329
Education Realty Trust, Inc.	338,430	3,634,738
Equity Residential	60,150	3,789,450
Essex Property Trust, Inc.	21,080	3,897,903
Home Properties, Inc.	41,220	2,636,431
Mid-America Apartment Communities, Inc.	61,860	4,518,873
UDR, Inc.	135,060	3,866,768

		39,780,362

REITS - Diversified - 13.0%
CoreSite Realty Corp.	127,570	4,218,740
Crown Castle International Corp.	30,720	2,281,267
Digital Realty Trust, Inc.	99,240	5,787,677
DuPont Fabros Technology, Inc.	178,350	4,808,316
Lexington Realty Trust	398,740	4,390,127
Plum Creek Timber Co., Inc.	55,030	2,481,853

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

REITS - Diversified (continued)
Weyerhaeuser Co.	236,670	$7,831,410

		31,799,390

REITS - Health Care - 8.9%
HCP, Inc.	145,560	6,023,273
Health Care REIT, Inc.	73,200	4,587,444
Healthcare Trust of America, Inc.*	220,050	2,649,402
Physicians Realty Trust	283,640	4,081,580
Ventas, Inc.	70,490	4,518,409

		21,860,108

REITS - Hotels - 6.0%
Chesapeake Lodging Trust	158,160	4,781,177
Host Hotels & Resorts, Inc.	219,170	4,823,932
Pebblebrook Hotel Trust	134,364	4,966,093

		14,571,202

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	77,020	3,401,203

REITS - Office Property - 9.1%
Alexandria Real Estate Equities, Inc.	70,920	5,506,229
BioMed Realty Trust, Inc.	247,137	5,395,001
Boston Properties, Inc.	23,690	2,799,684
Corporate Office Properties Trust	174,610	4,855,904
Mack-Cali Realty Corp.	174,860	3,755,993

		22,312,811

REITS - Regional Malls - 12.0%
CBL & Associates Properties, Inc.	251,990	4,787,810
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	892,800	1,250,409
General Growth Properties, Inc.	257,760	6,072,826
Glimcher Realty Trust	352,680	3,819,524
Simon Property Group, Inc.	80,270	13,347,296

		29,277,865

REITS - Retail - 1.2%
Scentre Group (Australia)*[1]	1,009,297	3,045,497

REITS - Shopping Centers - 10.2%
AmREIT, Inc.	179,940	3,292,902
DDR Corp.	210,590	3,712,702
Kimco Realty Corp.	305,880	7,029,122
Kite Realty Group Trust	768,850	4,720,739
Washington Prime Group, Inc.*	40,180	752,973

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

REITS - Shopping Centers (continued)
Westfield Corp. (Australia)[1]	810,030	$5,461,303

		24,969,741

REITS - Single Tenant - 2.8%
Agree Realty Corp.	150,670	4,554,754
Spirit Realty Capital, Inc.	199,930	2,271,205

		6,825,959

REITS - Storage - 5.8%
CubeSmart	134,090	2,456,529
Extra Space Storage, Inc.	41,150	2,191,237
Public Storage	26,980	4,623,023
Sovran Self Storage, Inc.	63,901	4,936,352

		14,207,141

Total Financials		216,689,585

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,244,147

Utilities - 0.0%**
Electric Utilities - 0.0%**
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $194,686,409)		241,650,214

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%
(Identified Cost $3,331,465)	3,331,465	$3,331,465

TOTAL INVESTMENTS - 100.0%
(Identified Cost $198,017,874)		244,981,679
LIABILITIES, LESS OTHER ASSETS - 0.0%**		(114,769)

NET ASSETS - 100%		$244,866,910

No. - Number

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

*Non-income producing security.

**Less than 0.1%.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Security has been valued at fair value as determined in good faith by the Advisor.

3 Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $198,017,874) (Note 2)	$244,981,679
Foreign currency (cost $38,241)	38,065
Dividends receivable	1,020,937
Receivable for fund shares sold	334,141
Prepaid expenses	120

TOTAL ASSETS	246,374,942

LIABILITIES:

Accrued management fees (Note 3)	150,663
Accrued shareholder services fees (Class S)(Note 3)	41,301
Accrued fund accounting and administration fees (Note 3)	9,158
Accrued transfer agent fees (Note 3)	2,887
Accrued directors’ fees (Note 3)	16
Payable for securities purchased	1,061,895
Payable for fund shares repurchased	213,170
Other payables and accrued expenses	28,942

TOTAL LIABILITIES	1,508,032

TOTAL NET ASSETS	$244,866,910

NET ASSETS CONSIST OF:

Capital stock	$175,550
Additional paid-in-capital	181,854,406
Undistributed net investment income	2,090,180
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	13,782,124
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	46,964,650

TOTAL NET ASSETS	$244,866,910

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($202,354,387/13,084,289 shares)	$15.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($42,512,523/4,470,755 shares)	$9.51

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $32,778)	$3,114,127

EXPENSES:

Management fees (Note 3)	856,000
Shareholder services fees (Class S) (Note 3)	232,757
Fund accounting and administration fees (Note 3)	28,560
Transfer agent fees (Note 3)	10,953
Directors’ fees (Note 3)	2,178
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	6,730
Miscellaneous	67,748

Total Expenses	1,206,273

NET INVESTMENT INCOME	1,907,854

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	10,410,661
Foreign currency and translation of other assets and liabilities	(42)

10,410,619

Net change in unrealized appreciation on-
Investments	21,950,845
Foreign currency and translation of other assets and liabilities	845

21,951,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	32,362,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,270,163

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,907,854	$3,397,937
Net realized gain (loss) on investments and foreign currency	10,410,619	22,424,324
Net change in unrealized appreciation (depreciation) on investments and foreign currency	21,951,690	(20,666,794)

Net increase from operations	34,270,163	5,155,467

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(2,389,572)
From net investment income (Class I)	—	(861,626)
From net realized gain on investments (Class S)	—	(15,654,458)
From net realized gain on investments (Class I)	—	(5,342,785)

Total distributions to shareholders	—	(24,248,441)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	5,119,750	27,275,985

Net increase in net assets	39,389,913	8,183,011

NET ASSETS:

Beginning of period	205,476,997	197,293,986

End of period (including undistributed net investment income of $2,090,180 and distributions in excess of net investment income of $182,326, respectively)	$244,866,910	$205,476,997

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 11/10/09[1] TO 12/31/09
		12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.32	$14.57	$12.65	$12.58	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.12	0.24	0.21	0.15	0.12	0.02
Net realized and unrealized gain on investments	2.03	0.10	2.54	0.49	2.44	0.62

Total from investment operations	2.15	0.34	2.75	0.64	2.56	0.64

Less distributions to shareholders:
From net investment income	—	(0.21)	(0.29)	(0.15)	(0.12)	(0.02)
From net realized gain on investments	—	(1.38)	(0.54)	(0.42)	(0.47)	(0.01)

Total distributions to shareholders	—	(1.59)	(0.83)	(0.57)	(0.59)	(0.03)

Net asset value - End of period	$15.47	$13.32	$14.57	$12.65	$12.58	$10.61

Net assets - End of period (000’s omitted)	$202,354	$168,167	$170,898	$167,153	$89,136	$69,179

Total return[3]	16.14%	2.67%	21.93%	5.29%	24.40%	6.36%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.12%[4]	1.12%	1.10%	1.18%	1.20%	1.20%[4]
Net investment income	1.66%[4]	1.57%	1.49%	1.21%	1.02%	1.43%[4]
Portfolio turnover	21%	40%	14%	34%	34%	3%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.01%	0.38%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 18/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.18	$9.55	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08	0.19	0.08
Net realized and unrealized gain (loss) on investments	1.25	0.04	0.32

Total from investment operations	1.33	0.23	0.40

Less distributions to shareholders:
From net investment income	—	(0.22)	(0.31)
From net realized gain on investments	—	(1.38)	(0.54)

Total distributions to shareholders	—	(1.60)	(0.85)

Net asset value - End of period	$9.51	$8.18	$9.55

Net assets - End of period (000’s omitted)	$42,513	$37,310	$26,396

Total return[3]	16.26%	2.94%	4.16%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.85%[4]	0.87%	0.87%[4]
Net investment income	1.84%[4]	1.88%	1.95%[4]
Portfolio turnover	21%	40%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$23,716,482	$18,939,931	$4,776,551	$—
Financials	216,689,585	208,182,785	8,506,800	—
Information Technology	1,244,147	1,244,147	—	—
Utilities	—	—	—	—	*
Mutual fund	3,331,465	3,331,465	—	—

Total assets	$244,981,679	$231,698,328	$13,283,351	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2014. However, there is no value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2014.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $55,951,336 and $47,868,264, respectively. There were no purchases or sales of U.S. Government securities.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

	FOR THE SIX MONTHS ENDED 6/30/2014		FOR THE YEAR ENDED 12/31/2013
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,274,804	$18,156,856	1,431,034	$21,346,726
Reinvested	—	—	1,348,479	17,696,259
Repurchased	(820,349)	(11,855,477)	(1,881,551)	(28,467,869)

Total	454,455	$6,301,379	897,962	$10,575,116

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
CLASS I	SHARES	AMOUNT	SHARES	AMOUNT
Sold	910,427	$7,881,458	1,281,689	$12,800,012
Reinvested	—	—	724,906	5,877,560
Repurchased	(1,002,963)	(9,063,087)	(207,583)	(1,976,703)

Total	(92,536)	$(1,181,629)	1,799,012	$16,700,869

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 was as follows:

Ordinary income	$4,362,646
Long-term capital gains	19,885,795

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$198,387,834
Unrealized appreciation	48,484,166
Unrealized depreciation	(1,890,321)

Net unrealized appreciation	$46,593,845

17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/14-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

STRATEGIC INCOME CONSERVATIVE SERIES
STRATEGIC INCOME MODERATE SERIES
www.manning-napier.com

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,061.50	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,062.60	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$1,067.40	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,068.40	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to the Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

Portfolio Composition as of June 30, 2014 - Asset Allocation1

(unaudited)

Investment Portfolios - June 30, 2014

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.8%

Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	1,533,505	$15,258,379
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	162,205	2,697,470
Manning & Napier Fund, Inc. - Equity Income Series, Class I	245,936	2,727,428
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	45,059	447,432
Manning & Napier Fund, Inc. - Real Estate Series, Class I	143,468	1,364,382

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $21,848,953)		22,495,091
OTHER ASSETS, LESS LIABILITIES - 0.2%		33,795

NET ASSETS - 100%		$22,528,886

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	634,480	$6,313,080
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	160,588	2,670,578
Manning & Napier Fund, Inc. - Emerging Markets Series, Class I	36,982	427,507
Manning & Napier Fund, Inc. - Equity Income Series, Class I	256,230	2,841,594
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	70,432	699,391
Manning & Napier Fund, Inc. - Inflation Focus Equity Series	22,429	284,845
Manning & Napier Fund, Inc. - Real Estate Series, Class I	89,693	852,982

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $13,553,428)		14,089,977
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(5,773)

NET ASSETS - 100%		$14,084,204

* Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES

ASSETS:

Total investments in Underlying Series:
At value* (Note 2)	$22,495,091	$14,089,977
Receivable from Advisor (Note 3)	7,279	7,894
Receivable for fund shares sold	70,036	22,414
Prepaid expenses	84	45

TOTAL ASSETS	22,572,490	14,120,330

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	5,036	4,789
Accrued shareholder services fees (Class S) (Note 3)	2,495	2,319
Accrued transfer agent fees (Note 3)	462	459
Audit fees payable	11,651	11,662
Registration and filing fees payable	9,220	10,023
Payable for shares of Underlying Series purchased	6,436	—
Other payables and accrued expenses	8,304	6,874

TOTAL LIABILITIES	43,604	36,126

TOTAL NET ASSETS	$22,528,886	$14,084,204

NET ASSETS CONSIST OF:

Capital stock	20,896	12,301
Additional paid-in-capital	21,526,367	13,227,237
Distributions in excess of net investment income	29,395	13,094
Accumulated net realized gain on Underlying Series	306,090	295,023
Net unrealized appreciation (depreciation) on Underlying Series	646,138	536,549

TOTAL NET ASSETS	$22,528,886	$14,084,204

Class S

Net Assets	$12,432,345	$11,928,543
Shares Outstanding	1,153,042	1,041,873
Net Asset Value, Offering Price, and Redemption Price per share	$10.78	$11.45

Class I

Net Assets	$10,096,541	$2,155,661
Shares Outstanding	936,561	188,259
Net Asset Value, Offering Price, and Redemption Price per share	$10.78	$11.45

*At identified cost	$21,848,953	$13,553,428

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Six Months Ended June 30, 2014 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES

INVESTMENT INCOME:

Income distributions from Underlying Series	$220,694	$106,415

EXPENSES:

Fund accounting and administration fees (Note 3)	19,908	19,947
Shareholder services fees (Class S)(Note 3)	12,559	10,731
Transfer agent fees (Note 3)	2,090	1,994
Chief Compliance Officer service fees (Note 3)	1,347	1,347
Directors’ fees (Note 3)	85	68
Registration and filing fees	9,924	10,641
Audit fees	8,713	8,713
Custodian fees	2,111	3,033
Miscellaneous	5,118	4,206

Total Expenses	61,855	60,680
Less reduction of expenses (Note 3)	(45,034)	(47,485)

Net Expenses	16,821	13,195

NET INVESTMENT INCOME	203,873	93,220

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:

Net realized gain (loss) on Underlying Series	45,210	44,102
Net change in unrealized appreciation (depreciation) on Underlying Series	822,931	563,571

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	868,141	607,673

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,014	$700,893

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$203,873	$300,565	$93,220	$166,174
Net realized gain (loss) on Underlying Series	45,210	(133,230)	44,102	62,785
Distributions of realized gains from Underlying Series	—	409,612	—	260,752
Net change in unrealized appreciation (depreciation) on underlying series	822,931	(135,214)	563,571	14,728

Net increase from operations	1,072,014	441,733	700,893	504,439

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(94,030)	(216,413)	(66,709)	(164,939)
From net investment income (Class I)	(80,448)	(99,289)	(13,417)	(20,791)
From net realized gain on investments (Class S)	—	(16,892)	—	(66,164)
From net realized gain on investments (Class I)	—	(7,748)	—	(9,344)

Total distributions to shareholders	(174,478)	(340,342)	(80,126)	(261,238)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	8,691,646	10,671,685	5,367,935	5,780,465

Net increase in net assets	9,589,182	10,773,076	5,988,702	6,023,666

NET ASSETS:

Beginning of period	12,939,704	2,166,628	8,095,502	2,071,836

End of period (including distributions in excess of net investment income of $29,395, $0, $13,094 and $0, respectively)	$22,528,886	$12,939,704	$14,084,204	$8,095,502

The accompanying notes are an integral part of the financial statements.

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.39	0.30
Net realized and unrealized gain (loss) on underlying series	0.52	0.10	0.01

Total from investment operations	0.63	0.49	0.31

Less distributions to shareholders:
From net investment income	(0.09)	(0.30)	(0.24)
From net realized gain on investments	—	(0.02)	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.32)	(0.24)

Net asset value - End of period	$10.78	$10.24	$10.07

Net assets - End of period (000’s omitted)	$12,432	$8,927	$2,115

Total return[4]	6.15%	4.96%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[5,8]
Net investment income[10]	1.07%	3.84%	2.95%
Series portfolio turnover[11]	25%	116%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.54%[5,6]	1.23%[7]	10.89%[5,8,9]

STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.43	0.22
Net realized and unrealized gain (loss) on underlying series	0.50	0.09	0.08

Total from investment operations	0.64	0.52	0.30

Less distributions to shareholders:
From net investment income	(0.10)	(0.32)	(0.24)
From net realized gain on investments	—	(0.02)	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.34)	(0.24)

Net asset value - End of period	$10.78	$10.24	$10.06

Net assets - End of period (000’s omitted)	$10,097	$4,013	$52

Total return[4]	6.26%	5.28%	3.08%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[5,8]
Net investment income[10]	1.35%	4.19%	2.15%
Series portfolio turnover[11]	25%	116%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.51%[5,6]	1.23%[7]	27.14%[5,8,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.32	0.30
Net realized and unrealized gain (loss) on underlying series	0.63	0.82	0.02

Total from investment operations	0.73	1.14	0.32

Less distributions to shareholders:
From net investment income	(0.08)	(0.30)	(0.25)
From net realized gain on investments	—	(0.11)	(0.00)[3]

Total distributions to shareholders	(0.08)	(0.41)	(0.25)

Net asset value - End of period	$11.45	$10.80	$10.07

Net assets - End of period (000’s omitted)	$11,929	$6,722	$2,019

Total return[4]	6.73%	11.49%	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[5,8]
Net investment income[9]	0.90%	2.99%	2.92%
Series portfolio turnover[10]	29%	78%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.96%[5,6]	1.82%[7]	10.28%[5,8,11]

STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.55	0.22
Net realized and unrealized gain (loss) on underlying series	0.61	0.62	0.10

Total from investment operations	0.74	1.17	0.32

Less distributions to shareholders:
From net investment income	(0.09)	(0.33)	(0.25)
From net realized gain on investments	—	(0.11)	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.44)	(0.25)

Net asset value - End of period	$11.45	$10.80	$10.07

Net assets - End of period (000’s omitted)	$2,156	$1,373	$53

Total return[4]	6.84%	11.73%	3.29%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[5,8]
Net investment income[9]	1.22%	5.17%	2.16%
Series portfolio turnover[10]	29%	78%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.98%[5,6]	1.82%[7]	27.25%[5,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.66%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

9Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2014, the Underlying Series include the Core Plus Bond Series, Dividend Focus Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative, and the Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, Real Estate Series and Equity income Series of the Fund for Strategic Income Moderate. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$22,495,091	$22,495,091	$—	$—

Total assets:	$22,495,091	$22,495,091	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$14,089,977	$14,089,977	$—	$—

Total assets:	$14,089,977	$14,089,977	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As the commencement of operations of the Series was August 1, 2012, the statute of limitations remains open for the period ended December 31, 2012 and the year ended December 31, 2013. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2015, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of each class’ shareholder services fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2014, the Advisor reimbursed expenses of $45,034 for Strategic Income Conservative Series and $47,485 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waved or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$13,007,351	$4,338,913
Strategic Income Moderate Series	$8,331,290	$2,963,943

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2014 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Core Plus Bond Series - Class I	$8,804,272	$7,598,900	$1,439,061	$15,258,379	1,533,505	$190,329	$(5,521)
Manning & Napier Equity Income Series - Class I	—	2,682,614	204,093	2,727,428	245,936	—	9,894

Notes to Financial Statements (continued)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Dividend Focus Series - Class I	2,763,838	1,444,399	1,602,702	2,697,470	162,205	22,867	129,045
Manning & Napier High Yield Bond Series - Class I	260,949	219,788	43,824	447,432	45,059	7,498	(227)
Manning & Napier Real Estate Series - Class I	1,129,453	1,061,649	1,049,234	1,364,382	143,468	—	(87,980)

	$12,958,512	$13,007,350	$4,338,913	$22,495,091		$220,694	$45,211

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Core Bond Plus Series - Class I	$3,608,259	$3,070,887	$474,783	$6,313,080	634,480	$73,491	$(3,772)
Manning & Napier Emerging Markets Series - Class I	231,379	218,584	34,607	427,507	36,982	—	(3,569)
Manning & Napier Equity Income Series - Class I	—	2,713,070	120,024	2,841,594	256,230	—	4,697
Manning & Napier Dividend Focus Series - Class I	3,000,201	1,259,907	1,668,870	2,670,578	160,588	21,991	113,032
Manning & Napier High Yield Bond Series - Class I	404,031	335,351	55,107	699,391	70,432	10,933	(1,167)
Manning & Napier Inflation Focus Equity Series - Class I	161,617	133,622	25,271	284,845	22,429	—	(701)
Manning & Napier Real Estate Series - Class I	709,470	599,869	585,281	852,982	89,693	—	(64,418)

	$8,114,957	$8,331,290	$2,963,943	$14,089,977		$106,415	$44,102

Notes to Financial Statements (continued)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC INCOME CONSERVATIVE SERIES:	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13		FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13
	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	473,515	$4,999,139	688,830	$7,022,823	572,638	$5,996,920	379,867	$3,864,714
Reinvested	8,554	91,102	22,098	224,985	7,552	80,448	10,515	107,037
Repurchased	(200,521)	(2,102,769)	(49,498)	(509,931)	(35,474)	(373,194)	(3,660)	(37,943)

Total	281,548	$2,987,472	661,430	$6,737,877	544,716	$5,704,174	386,722	$3,933,808

STRATEGIC INCOME MODERATE SERIES:	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13		FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13
	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	467,962	$5,181,612	499,715	$5,332,565	87,966	$1,001,032	119,105	$1,262,534
Reinvested	5,559	62,719	20,543	218,943	1,187	13,417	2,815	30,134
Repurchased	(54,339)	(586,387)	(98,054)	(1,063,711)	(28,078)	(304,458)	—	—

Total	419,182	$4,657,944	422,204	$4,487,797	61,075	$709,991	121,920	$1,292,668

At June 30, 2014, two shareholder accounts owned 461,489 shares of the Strategic Income Conservative Series (22.2% of the shares outstanding) valued at $4,978,082 and one shareholder account owned 146,250 shares of the Strategic Income Moderate Series (11.9% of the shares outstanding) valued at $1,674,559. Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Underlying Series as of June 30, 2014.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the years ended December 31, 2013 and December 31, 2012 was as follows:

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (continued)

	FOR THE YEAR ENDED 12/31/13		FOR THE YEAR ENDED 12/31/12
	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$315,563	$212,389	$36,660	$42,145
Long-term capital gain	24,779	48,849	392	645

At June 30, 2014, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost for federal income tax purposes were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$21,945,662	$13,632,567
Unrealized appreciation	549,429	457,410
Unrealized depreciation	—	—

Net unrealized appreciation (depreciation)	$549,429	$457,410

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/14-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a) See Investment Portfolios under Item 1 on this Form N-CSR.

(b) Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

November 5, 2014

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

November 5, 2014